Average Annual Total Returns - Admiral - Vanguard Consumer Staples Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI/Consumer Staples 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Consumer Staples 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Consumer Staples 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	10.93%	8.93%	11.77%	10.22%	8.27%	11.17%	6.90%	6.95%	9.69%	11.03%	9.03%	11.89%	21.01%	15.46%	13.84%